Pension Plans and Other Postretirement Benefits - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended					1 Months Ended		12 Months Ended								5 Months Ended	12 Months Ended																			12 Months Ended										3 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2005	Jan. 01, 2007 Minimum	Jan. 01, 2007 Maximum	Dec. 31, 2013 Traditional Long Equity Holdings	Dec. 31, 2013 Diversified Asset Classes	Dec. 31, 2013 Domestic Pension Benefits		Dec. 31, 2012 Domestic Pension Benefits		Dec. 31, 2011 Domestic Pension Benefits		May 30, 2014 Domestic Pension Benefits Subsequent Event	Dec. 31, 2013 Total Postretirement Benefits		Dec. 31, 2012 Total Postretirement Benefits		Dec. 31, 2011 Total Postretirement Benefits		Dec. 31, 2013 Foreign Pension Plans, Defined Benefit	Dec. 31, 2012 Foreign Pension Plans, Defined Benefit	Dec. 31, 2013 Total Pension Benefits		Dec. 31, 2012 Total Pension Benefits		Dec. 31, 2011 Total Pension Benefits		Dec. 31, 2013 Domestic Nonqualified and Foreign Qualified & Nonqualified	Dec. 31, 2012 Domestic Nonqualified and Foreign Qualified & Nonqualified	Dec. 31, 2011 Domestic Nonqualified and Foreign Qualified & Nonqualified	Dec. 31, 2012 Supplemental Executive Retirement Plan	Dec. 31, 2013 U.S. Postretirement Benefit Plan	Dec. 31, 2013 Supplemental Executive Retirement Plan	Dec. 31, 2012 Supplemental Executive Retirement Plan	Dec. 31, 2011 Supplemental Executive Retirement Plan	Dec. 31, 2013 U.S. Defined Contribution Plan Defined contribution 401 K employee savings plan	Dec. 31, 2012 U.S. Defined Contribution Plan Defined contribution 401 K employee savings plan	Dec. 31, 2011 U.S. Defined Contribution Plan Defined contribution 401 K employee savings plan	Dec. 31, 2013 Netherlands Defined Contribution Plan	Dec. 31, 2012 Netherlands Defined Contribution Plan	Dec. 31, 2011 Netherlands Defined Contribution Plan	Dec. 31, 2013 Post Sixty Five Coverage	Jun. 30, 2012 Restatement Adjustment Pension Plan Actuarial Gain Correction Total Postretirement Benefits	Jun. 30, 2012 Restatement Adjustment Pension Plan Actuarial Gain Correction Total Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Net curtailment gain				$ 4,507,000	[1]
Annual contribution percentage to defined contribution plan for eligible employees			5.00%
Increase in the percentage of pension contribution for employees								6.00%	7.00%
Pension contributions	10,100,000		8,800,000	14,800,000		4,500,000
Accumulated benefit obligation for defined benefit pension plans	738,700,000	738,700,000	669,100,000	738,700,000
Post retirement medical benefit available to U.S. employees, change of age group, current range							under age 50
Age group for capping of retiree medical premium							age 50 and above
Actuarial (gain) loss												(130,297,000)	[2]	65,603,000	[2]	88,091,000	[2]		(6,120,000)	[3]	3,161,000	[3]	3,324,000	[3]			(132,916,000)	[2]	72,550,000	[2]	88,809,000	[2]																4,400,000	5,800,000	[2]
Weighted-average expected rate of return on plan assets												7.25%		8.25%		8.25%		6.91%	7.00%		7.00%		7.00%		4.35%	4.50%	7.20%		8.19%		8.19%
Assumed weighted-average rate of compensation increase																											2.78%		3.37%
Rate of compensation increase												3.50%		4.11%		4.11%			3.50%		3.50%						3.37%		3.96%		3.93%
Target allocations percentage of assets										65.00%	35.00%
Change in percentage of broad asset class targets			10.00%
Employer contribution		10,100,000		10,081,000	[1]							7,556,000		15,298,000					3,504,000		3,198,000						9,790,000		18,299,000				13,300,000	21,600,000	59,800,000	14,100,000					10,600,000	9,500,000	9,100,000
Expect contributions to benefit plans in 2014																																	5,000,000					2,900,000
Expected premium contribution																																					3,000,000
Expenses related to benefit																																						(1,500,000)	10,300,000	4,700,000
Projected benefit obligation recognized												629,337,000		714,158,000		634,184,000			62,832,000		70,787,000		68,935,000				678,582,000		762,395,000		674,665,000							21,800,000	30,900,000
Assumed rate of increase in the pre-65 and post-65 per capita cost of covered health care benefits for U.S. retirees																																															0.00%
Annual premiums and related costs pertaining to defined contribution plan																																												10,300,000	9,500,000	9,900,000
Accrued postemployment benefit liability	$ 600,000	$ 600,000	$ 800,000	$ 600,000

[1]	In the fourth quarter of 2012 we recorded a net curtailment gain of $4.5 million ($2.9 million after income taxes) and a one-time employer contribution to the Company’s defined contribution plan of $10.1 million ($6.4 million after income taxes), both in connection with various amendments to certain of our U.S. pension and defined contribution plans that were approved by our Board of Directors in the fourth quarter of 2012. See Note 17, “Pension Plans and Other Postretirement Benefits.”
[2]	In the second quarter of 2013, we identified that our consolidated statement of income for the year ended December 31, 2012 included a correction of $5.8 million (recorded in the second quarter of 2012) for pension plan actuarial gains that related to 2011. This amount was deemed to be not material with respect to our financial statements for the year ended December 31, 2012 and any prior period financial statements.
[3]	In the second quarter of 2013, we identified that our consolidated statement of income for the year ended December 31, 2012 included a correction of $4.4 million (recorded in the second quarter of 2012) for postretirement plan actuarial gains that related to 2011. This amount was deemed to be not material with respect to our financial statements for the year ended December 31, 2012 and any prior period financial statements.